Options (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Unrecognized Compensation Cost	$ 0	$ 0	$ 0
Stock Options Vested	276,394
Share-based Compensation Arrangement By Share-based Payment Award, Options, Grants In Period	0	0	1,687,000
Options Exercised	$ 0	$ 0	$ 0
Stock Option Share-based Compensation Forfeiture Rate	4.00%	4.00%	4.00%
Board Of Directors Chairman [Member]
Share-based Compensation Arrangement By Share-based Payment Award, Options, Grants In Period	0	0	200,000